Revenue - Summary of Revenue by Product Line (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of products and services [line items]
Revenue	€ 1,474	€ 1,382	€ 2,860	€ 2,710
Packaging rolled products [member]
Disclosure of products and services [line items]
Revenue	589	566	1,125	1,116
Automotive rolled products [member]
Disclosure of products and services [line items]
Revenue	163	123	318	227
Specialty and other thin-rolled products [member]
Disclosure of products and services [line items]
Revenue	47	45	92	94
Aerospace rolled products [member]
Disclosure of products and services [line items]
Revenue	197	207	376	408
Transportation, Industry and other rolled products [member]
Disclosure of products and services [line items]
Revenue	148	151	300	287
Automotive extruded products [member]
Disclosure of products and services [line items]
Revenue	178	151	347	309
Other extruded products [member]
Disclosure of products and services [line items]
Revenue	148	136	296	262
Other [member]
Disclosure of products and services [line items]
Revenue	€ 4	€ 3	€ 6	€ 7